Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2015 Scenario, Forecast	Mar. 31, 2015 After April 1, 2014 Scenario, Forecast	Mar. 31, 2014 Americas	Mar. 31, 2013 Americas	Mar. 31, 2012 Americas	Mar. 31, 2014 JAPAN Subsidiary
Income Taxes [Line Items]
National Corporate Tax rate	28.05%	28.05%	30.00%
Corporate Inhabitant Tax rate	5.00%	5.00%	6.00%
Corporate Enterprise Tax rate	8.00%	8.00%	8.00%
Statutory income tax rate	38.00%	38.00%	41.00%
Decline in the aggregate statutory income tax rate, percentage			38.00%
Average percentage for deferred tax assets and liabilities			36.00%
Decrease in deferred tax assets net			¥ (89,936)
Decrease in net income attributable to NTT			80,232
Statutory tax rate	37.98%	37.98%	40.65%	38.00%	36.00%
Deferred income taxes, period increase (decrease)	(12,583)
Net income attributable to NTT, period increase (decrease)	(9,595)
Wholly owned subsidiaries in Japan									94
Net change in the total valuation allowance	6,228	11,535	(32,401)			(17,937)	6,534	11,319
Operating loss carryforwards	744,401
Unrecognized tax benefits	¥ 5,383	¥ 4,356	¥ 4,535